Income Taxes - Tax Effects of Temporary Differences That Give Rise to Significant Portions of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liabilities:
Property, plant and equipment	$ 10,927	$ 19,606
Operating right-of-use-assets	23,260	33,449
Goodwill	37,150	33,354
Intangible assets	1,078,302	1,201,086
Other	9,054	1,761
Total deferred tax liabilities recognized	1,158,693	1,289,256
Deferred tax assets:
Operating loss and tax credits carryforwards	88,697	86,893
Property, plant and equipment	6,010	5,846
Operating lease liabilities	27,593	36,106
Intangible assets	3,602	4,596
Accrued expenses and unbilled revenue	64,016	69,198
Stock compensation	21,862	25,557
Deferred compensation	2,917	3,445
Unearned revenue	66,565	64,924
Other	9,155	602
Total deferred tax assets	290,417	297,167
Valuation allowance for deferred tax assets	(43,379)	(45,495)	$ (32,800)
Deferred tax assets recognized	247,038	251,672
Overall net deferred tax asset/(liability)	$ (911,655)	$ (1,037,584)